Goodwill And Other Intangible Assets, Net (Estimated Aggregate Amortization Expense) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
2015	$ 28,373
2014	39,171
2016	22,891
2017	20,835
2018	14,864
2019 and after	$ 6,787